UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Indemnity Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:   028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio           May 5, 2011
--------------------------------   -----------------------   -------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           1
                                           -----------

Form 13F Information Table Entry Total:     9
                                           -----------

Form 13F Information Table Value Total      12,851
                                           -----------
                                           (thousands)

List of Other Included Managers:

No.     File No.        Name
01      028-10798       Cincinnati Financial Corporation


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

                                        Column 2         Column 3      Column 4          Column 5
              Issuer                 Title of Class       Cusip        FMV (000)     Shares/Principal   SH/PRN
AUTOMATIC DATA PROCESSING            COMMON             053015103          2,468               48,100     SH
GENUINE PARTS CO                     COMMON             372460105            805               15,000     SH
HASBRO INC                           COMMON             418056107            984               21,000     SH
JOHNSON & JOHNSON                    COMMON             478160104          1,481               25,000     SH
NORTHERN TRUST CORP                  COMMON             665859104          1,873               36,900     SH
NUCOR CORP                           COMMON             670346105          1,035               22,500     SH
PRAXAIR INC                          COMMON             74005P104          1,524               15,000     SH
SPECTRA ENERGY CORP                  COMMON             847560109          1,359               50,000     SH
VERIZON COMMUNICATIONS INC           COMMON             92343V104          1,322               34,300     SH
                                                                          12,851

                                         Column 6        Column 7       Column 8
              Issuer                  Investment Dis     Oth Mgrs         Sole           Shared       None
AUTOMATIC DATA PROCESSING            SHARED-OTHER           01             -                48,100      -
GENUINE PARTS CO                     SHARED-OTHER           01             -                15,000      -
HASBRO INC                           SHARED-OTHER           01             -                21,000      -
JOHNSON & JOHNSON                    SHARED-OTHER           01             -                25,000      -
NORTHERN TRUST CORP                  SHARED-OTHER           01             -                36,900      -
NUCOR CORP                           SHARED-OTHER           01             -                22,500      -
PRAXAIR INC                          SHARED-OTHER           01             -                15,000      -
SPECTRA ENERGY CORP                  SHARED-OTHER           01             -                50,000      -
VERIZON COMMUNICATIONS INC           SHARED-OTHER           01             -                34,300      -

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